NON-WHOLLY OWNED SUBSIDIARIES - Investments in Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 15,043	$ 15,339
Non-current assets	60,718	60,135
Current liabilities	8,982	12,166
Non-current liabilities	51,468	46,000
Revenues	27,457	40,620	$ 55,068
Net income (loss)	387	895	3,777
OCI	833	(932)	288
Equity allocated to others with non-controlling interests	9,120	11,451
Business services
Disclosure of subsidiaries [line items]
Revenues	9,368	22,449	32,410
Infrastructure services
Disclosure of subsidiaries [line items]
Revenues	3,153	3,739	7,457
Industrials
Disclosure of subsidiaries [line items]
Revenues	14,936	14,432	15,201
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	13,539	13,493
Non-current assets	56,686	57,184
Current liabilities	7,390	10,938
Non-current liabilities	49,812	43,494
Revenues	22,541	24,692	51,474
Net income (loss)	524	464	4,221
OCI	663	(878)	235
Profit/(loss) allocated to others with non-controlling interests	260	338	2,336
Distributions to others with non-controlling interests	(3,732)	(444)	(3,733)
Equity allocated to others with non-controlling interests	9,012	11,059	12,058
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Current assets	3,456	3,876
Non-current assets	21,348	24,038
Current liabilities	2,621	4,050
Non-current liabilities	16,896	18,496
Revenues	4,706	6,545	29,225
Net income (loss)	167	(763)	611
OCI	142	(213)	25
Profit/(loss) allocated to others with non-controlling interests	61	(631)	333
Distributions to others with non-controlling interests	(330)	(422)	(1,853)
Equity allocated to others with non-controlling interests	3,709	3,651	5,148
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Current assets	2,225	3,511
Non-current assets	13,713	13,482
Current liabilities	1,179	3,630
Non-current liabilities	11,213	9,469
Revenues	3,153	3,742	7,448
Net income (loss)	(304)	(325)	3,618
OCI	193	(138)	(4)
Profit/(loss) allocated to others with non-controlling interests	(280)	(211)	1,995
Distributions to others with non-controlling interests	(124)	(3)	(1,839)
Equity allocated to others with non-controlling interests	2,213	2,465	2,773
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Current assets	7,858	6,106
Non-current assets	21,625	19,664
Current liabilities	3,590	3,258
Non-current liabilities	21,703	15,529
Revenues	14,682	14,405	14,801
Net income (loss)	661	1,552	(8)
OCI	328	(527)	214
Profit/(loss) allocated to others with non-controlling interests	479	1,180	8
Distributions to others with non-controlling interests	(3,278)	(19)	(41)
Equity allocated to others with non-controlling interests	$ 3,090	$ 4,943	$ 4,137